Basis of preparation (FY) (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Basis of Preparation [Abstract]
Subsidiaries
As of January 31, 2025, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devv Holdings	Vancouver, British Columbia	100%
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%

DevvStream Holdings, Inc. [Member]
Basis of Preparation [Abstract]
Subsidiaries	As of July 31, 2024, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
DESG	Delaware, USA	100%
Finco	British Columbia, Canada	100%